Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 31, 2020
Entity Registrant Name	MFS SERIES TRUST IX
Entity Central Index Key	0000063075
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 31, 2020
Document Effective Date	Jul. 31, 2020
Prospectus Date	Aug. 01, 2020
MFS® Limited Maturity Fund | R6
Prospectus:
Trading Symbol	MQLKX
MFS® Limited Maturity Fund | R3
Prospectus:
Trading Symbol	MQLHX
MFS® Limited Maturity Fund | R2
Prospectus:
Trading Symbol	MLMRX
MFS® Limited Maturity Fund | R1
Prospectus:
Trading Symbol	MQLGX
MFS® Limited Maturity Fund | C
Prospectus:
Trading Symbol	MQLCX
MFS® Limited Maturity Fund | B
Prospectus:
Trading Symbol	MQLBX
MFS® Limited Maturity Fund | 529C
Prospectus:
Trading Symbol	ELDCX
MFS® Limited Maturity Fund | 529B
Prospectus:
Trading Symbol	EBLMX
MFS® Limited Maturity Fund | 529A
Prospectus:
Trading Symbol	EALMX
MFS® Limited Maturity Fund | R4
Prospectus:
Trading Symbol	MQLJX
MFS® Limited Maturity Fund | A
Prospectus:
Trading Symbol	MQLFX
MFS® Limited Maturity Fund | I
Prospectus:
Trading Symbol	MQLIX